MATERIALS AND SUPPLIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	[1]	Dec. 31, 2020 CNY (¥)
Current raw materials and current production supplies [abstract]
Raw materials	¥ 190,328			¥ 197,242
Reusable rail-line track materials	39,002			43,584
Accessories	41,918			54,704
Retailing consumables	335			876
Materials and supplies	¥ 271,583	$ 42,617		¥ 296,406

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.